David Loper
Senior Associate Counsel
Writer’s Direct Number: (205) 268-1323
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

May 3, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Life Separate Account
Protective Preserver
Filing Pursuant to Rule 497(j) for
File No. 333-45963; 811-7337

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information being used in connection with the offering of the “Protective Preserver”, a modified single premium variable life policy, does not differ from the SAI contained in Post-Effective Amendment No. 12 for Protective Variable Life Separate Account as filed with the Commission on April 27, 2007 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

David Loper